Investments in affiliates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investments in affiliates
Interest held	19.42%	19.42%
Long-term investment, at cost, less impairment	$ 5,540	$ 5,540
Share of undistributed profits	4,420	4,407
Investment in affiliates	$ 9,960	$ 9,947